UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.5%
	Brazil – 5.0%
3,200	Banco Bradesco S.A.	$39,503
24,200	Banestes S.A. Banco do Estado do Espirito Santo	28,712
2,900	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	32,886
6,000	Cia de Saneamento de Minas Gerais-COPASA	84,934
3,000	Cia Hering	21,045
5,600	Cosan S.A. Industria e Comercio	76,706
5,400	EcoRodovias Infraestrutura e Logistica S.A.	19,305
4,400	Fibria Celulose S.A. - ADR	75,680
13,200	Fras-Le S.A.	22,621
14,100	Itau Unibanco Holding S.A. - ADR	231,240
16,317	Itausa - Investimentos Itau S.A.	67,347
49,400	JBS S.A.	155,829
3,500	Light S.A. *	18,236
3,500	Petroleo Brasileiro S.A. - ADR *	43,365
45,500	QGEP Participacoes S.A.	143,526
9,300	Qualicorp S.A.	89,293
25,600	SLC Agricola S.A.	252,223
1,600	TIM Participacoes S.A. - ADR	33,632
13,400	Tupy S.A.	76,127
33,974	Vale S.A. - ADR	444,720
26,100	Via Varejo S.A.	66,356
		2,023,286
	Chile – 1.3%
7,412	AntarChile S.A.	145,319
318,681	Colbun S.A.	79,074
181,132	Enel Chile S.A.	22,851
2,900	Enel Generacion Chile S.A. - ADR	83,433
80,000	Grupo Security S.A.	43,263
34,306	Salfacorp S.A.	70,634
103,232	Socovesa S.A.	72,781
		517,355
	China – 30.3%
24,000	Agile Property Holdings Ltd.	43,075
353,000	Agricultural Bank of China Ltd. - Class H	216,600
6,400	Alibaba Group Holding Ltd. - ADR *	1,307,456
13,500	Anhui Conch Cement Co., Ltd. - Class H	74,380
24,000	Anhui Expressway Co., Ltd. - Class H	20,003
44,000	AVIC International Holdings Ltd. - Class H	38,191
1,300	Baidu, Inc. - ADR *	320,996
716,000	Bank of China Ltd. - Class H	431,099
104,000	Bank of Chongqing Co., Ltd. - Class H	95,588
194,000	Bank of Communications Co., Ltd. - Class H	168,141
130,000	China Aoyuan Property Group Ltd.	115,165

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	China (Continued)
38,000	China Communications Services Corp. Ltd. - Class H	$24,143
697,000	China Construction Bank Corp. - Class H	803,679
388,000	China Datang Corp. Renewable Power Co., Ltd. - Class H	50,095
412,000	China Dongxiang Group Co., Ltd.	83,741
46,000	China Everbright Ltd.	113,490
18,000	China Evergrande Group *	59,481
94,500	China Harmony New Energy Auto Holding Ltd. *	69,582
257,000	China Huarong Asset Management Co., Ltd. - Class H [1]	129,770
68,000	China Jinmao Holdings Group Ltd.	44,332
78,000	China Lilang Ltd.	70,694
24	China Literature Ltd. * 1	249
68,000	China Lumena New Materials Corp. * 2	—
29,000	China Machinery Engineering Corp. - Class H	19,055
6,000	China Metal Recycling Holdings Ltd. * 2	—
15,000	China Minsheng Banking Corp. Ltd. - Class H	17,162
15,000	China Mobile Ltd.	158,385
8,000	China Overseas Land & Investment Ltd.	30,987
122,000	China Petroleum & Chemical Corp. - Class H	105,426
88,000	China Resources Cement Holdings Ltd.	66,258
65,500	China Shenhua Energy Co., Ltd. - Class H	203,884
229,000	China Suntien Green Energy Corp. Ltd. - Class H	56,791
576,000	China Telecom Corp. Ltd. - Class H	284,955
12,600	China Vanke Co., Ltd. - Class H	61,690
63,500	China Yongda Automobiles Services Holdings Ltd.	77,521
2,400	China Yuchai International Ltd.	63,600
20,000	China ZhengTong Auto Services Holdings Ltd.	20,351
178,000	Chongqing Machinery & Electric Co., Ltd. - Class H	18,886
59,000	CNOOC Ltd.	91,863
450,000	Concord New Energy Group Ltd.	21,859
129,000	Consun Pharmaceutical Group Ltd.	145,611
208,000	Datang International Power Generation Co., Ltd. - Class H *	68,866
32,000	Future Land Development Holdings Ltd.	31,294
1,755,000	GCL-Poly Energy Holdings Ltd. *	302,869
100,500	Grand Baoxin Auto Group Ltd. *	45,351
156,000	Guangzhou Automobile Group Co., Ltd. - Class H	353,372
20,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	58,420
26,000	Guangzhou R&F Properties Co., Ltd. - Class H	73,121
573,000	Hi Sun Technology China Ltd. *	117,197
70,000	Hisense Kelon Electrical Holdings Co., Ltd. - Class H	96,105
174,000	Huadian Fuxin Energy Corp. Ltd. - Class H	45,820
60,000	Huaneng Renewables Corp. Ltd. - Class H	20,786
578,000	Industrial & Commercial Bank of China Ltd. - Class H	546,768
5,000	Kingboard Chemical Holdings Ltd.	27,516
29,000	Lee & Man Paper Manufacturing Ltd.	34,180

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	China (Continued)
20,000	Logan Property Holdings Co., Ltd.	$30,373
50,000	Lonking Holdings Ltd.	22,371
1,300	Momo, Inc. - ADR *	40,989
30,000	Nine Dragons Paper Holdings Ltd.	46,710
158,000	Overseas Chinese Town Asia Holdings Ltd.	74,731
381,000	Parkson Retail Group Ltd.	54,549
185,000	People's Insurance Co. Group of China Ltd. - Class H	105,712
84,000	PICC Property & Casualty Co., Ltd. - Class H	174,385
3,000	Ping An Insurance Group Co. of China Ltd. - Class H	35,531
60,000	Qingling Motors Co., Ltd. - Class H	20,249
59,000	Qinhuangdao Port Co., Ltd. - Class H	19,383
238,000	Shanghai Prime Machinery Co., Ltd. - Class H	52,025
66,000	Shengjing Bank Co., Ltd. - Class H [1]	53,997
37,000	Shimao Property Holdings Ltd.	110,441
52,000	Sichuan Expressway Co., Ltd. - Class H	20,474
375,000	Sihuan Pharmaceutical Holdings Group Ltd.	143,812
129,500	Sino-Ocean Group Holding Ltd.	107,107
36,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	22,044
108,000	Sinotruk Hong Kong Ltd.	141,925
377,000	Springland International Holdings Ltd.	85,302
84,500	Sun Art Retail Group Ltd.	114,716
32,500	Tencent Holdings Ltd.	1,926,061
70,000	Tianneng Power International Ltd.	69,260
88,000	Tomson Group Ltd.	43,760
16,000	Tonly Electronics Holdings Ltd.	19,247
80,000	Weichai Power Co., Ltd. - Class H	100,017
103,000	Weiqiao Textile Co. - Class H	61,621
370,000	Xinyi Solar Holdings Ltd.	170,274
76,000	Yanzhou Coal Mining Co., Ltd. - Class H	132,517
3,200	YY, Inc. - ADR *	425,472
86,500	Zhongsheng Group Holdings Ltd.	217,392
		12,188,346
	Colombia – 0.7%
8,778	Bancolombia S.A.	100,585
500	Bancolombia S.A. - ADR	22,975
37,071	Celsia S.A. ESP	61,132
4,500	Ecopetrol S.A. - ADR	84,915
		269,607
	Egypt – 0.2%
8,826	ElSewedy Electric Co.	78,180

	Greece – 0.4%
2,693	Bank of Greece	58,849
2,307	Motor Oil Hellas Corinth Refineries S.A.	57,718

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Greece (Continued)
2,310	Mytilineos Holdings S.A. *	$28,968
		145,535
	Hungary – 0.1%
2,226	MOL Hungarian Oil & Gas PLC	27,193

	India – 8.6%
9,561	Aurobindo Pharma Ltd.	94,635
67,077	Balrampur Chini Mills Ltd.	128,820
11,619	Bharat Petroleum Corp. Ltd.	89,932
2,448	Cadila Healthcare Ltd.	16,388
5,181	Cox & Kings Ltd.	20,344
8,313	DCM Shriram Ltd.	74,865
8,747	Dewan Housing Finance Corp. Ltd.	80,066
1,148	Divi's Laboratories Ltd.	18,760
58,120	Future Enterprises Ltd.	38,927
1,028	GAIL India Ltd. - GDR	46,157
7,679	GIC Housing Finance Ltd.	50,919
412	Goodyear India Ltd.	7,267
22,239	HCL Technologies Ltd.	344,946
14,858	Hindalco Industries Ltd.	59,837
11,468	Hindustan Petroleum Corp. Ltd.	71,707
25,670	HT Media Ltd.	39,774
58,883	IDFC Ltd.	52,168
5,416	Indiabulls Housing Finance Ltd.	118,442
6,326	Indiabulls Housing Finance Ltd. - GDR	138,343
6,727	Indian Oil Corp. Ltd.	44,167
4,000	Infosys Ltd. - ADR	72,040
3,161	InterGlobe Aviation Ltd. [1]	60,381
14,678	IRB Infrastructure Developers Ltd.	55,662
13,434	Jagran Prakashan Ltd.	36,625
8,550	Jindal Saw Ltd.	20,036
26,054	JSW Energy Ltd.	35,884
12,647	JSW Steel Ltd.	57,654
5,752	Kaveri Seed Co., Ltd.	46,619
494	Maharashtra Scooters Ltd.	20,701
24,638	Mangalore Refinery & Petrochemicals Ltd.	49,951
10,386	Muthoot Finance Ltd.	67,807
3,456	Natco Pharma Ltd.	51,451
8,437	Navneet Education Ltd.	19,466
6,426	NIIT Technologies Ltd.	86,498
13,199	NTPC Ltd.	35,330
16,631	Oil & Natural Gas Corp. Ltd.	53,198
12,614	Petronet LNG Ltd.	50,522
88,983	Power Finance Corp. Ltd.	163,406

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	India (Continued)
10,462	Power Grid Corp. of India Ltd.	$31,878
24,254	Punjab & Sind Bank *	17,122
21,189	Redington India Ltd.	59,466
2,998	Reliance Industries Ltd. - GDR [1]	90,540
3,881	Tata Investment Corp. Ltd.	51,661
7,389	Tata Steel Ltd. - GDR	85,712
6,745	Tech Mahindra Ltd.	64,970
37,994	Trident Ltd.	47,012
54,095	Triveni Engineering & Industries Ltd.	54,645
2,878	TV Today Network Ltd.	20,419
2,773	Vardhman Textiles Ltd.	56,564
16,894	Vedanta Ltd.	90,401
8,500	Vedanta Ltd. - ADR	182,070
69,349	Vijaya Bank	69,617
		3,441,772
	Indonesia – 2.5%
372,500	Adaro Energy Tbk P.T.	68,165
92,000	Adira Dinamika Multi Finance Tbk P.T.	57,206
1,719,100	Bank Bukopin Tbk	82,177
39,600	Bank Negara Indonesia Persero Tbk P.T.	27,803
913,800	Bank Pembangunan Daerah Jawa Timur Tbk P.T.	53,237
1,255,800	BFI Finance Indonesia Tbk P.T.	63,782
347,300	Indah Kiat Pulp & Paper Corp. Tbk P.T.	243,189
166,300	Link Net Tbk P.T.	67,384
474,300	Mitra Pinasthika Mustika Tbk P.T.	29,049
820,600	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	80,292
749,600	Sri Rejeki Isman Tbk P.T.	21,387
2,800	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	84,140
664,200	Tunas Baru Lampung Tbk P.T.	61,268
21,900	United Tractors Tbk P.T.	63,630
		1,002,709
	Malaysia – 2.5%
64,600	AirAsia Bhd	68,614
34,900	Berjaya Sports Toto Bhd	20,236
118,400	CIMB Group Holdings Bhd	219,957
28,400	Kim Loong Resources Bhd	30,456
25,500	Malayan Banking Bhd	66,076
117,100	Malayan Flour Mills Bhd	65,793
99,375	Matrix Concepts Holdings Bhd	55,579
39,000	MISC Bhd	75,342
24,300	Muhibbah Engineering M Bhd	19,735
22,300	Oriental Holdings BHD	37,188
241,800	OSK Holdings Bhd	64,516

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Malaysia (Continued)
27,400	Petronas Chemicals Group Bhd	$57,113
32,300	Sarawak Oil Palms Bhd	31,075
33,100	Tenaga Nasional Bhd	133,856
40,000	Unisem M Bhd	30,992
60,600	UOA Development Bhd	39,024
		1,015,552
	Mexico – 2.8%
15,300	America Movil S.A.B. de C.V. - ADR	286,110
700	Coca-Cola Femsa S.A.B. de C.V. - ADR	53,340
51,300	Consorcio ARA S.A.B. de C.V.	21,279
83,700	Grupo Famsa S.A.B. de C.V. - Class A *	53,561
7,900	Grupo Financiero Banorte S.A.B. de C.V. - Class O	50,757
13,400	Grupo Financiero Interacciones S.A. de C.V. - Class O	64,826
10,400	Grupo Industrial Saltillo S.A.B. de C.V.	19,021
35,400	Grupo Mexico S.A.B. de C.V.	125,495
37,500	Industrias Bachoco S.A.B. de C.V.	192,721
23,900	Macquarie Mexico Real Estate Management S.A. de C.V. - REIT *	26,428
36,200	OHL Mexico S.A.B. de C.V.	61,559
25,460	Rassini S.A.B. de C.V. - Class A	51,216
20,400	Unifin Financiera S.A.B. de C.V. SOFOM ENR	74,533
10,300	Vitro S.A.B. de C.V.	38,628
		1,119,474
	Peru – 0.2%
100	Credicorp Ltd.	23,163
61,923	Ferreycorp S.A.A.	49,870
		73,033
	Philippines – 1.0%
25,220	Cebu Air, Inc.	48,719
151,000	East West Banking Corp.	85,066
1,555	Globe Telecom, Inc.	57,593
2,100	PLDT, Inc. - ADR	64,155
36,100	San Miguel Corp.	101,333
48,480	Semirara Mining & Power Corp.	35,817
177,500	Vista Land & Lifescapes, Inc.	24,186
		416,869
	Poland – 1.2%
1,407	Dom Development S.A.	34,908
143,808	Getin Holding S.A. *	64,050
2,084	Grupa Lotos S.A.	37,003
2,038	Jastrzebska Spolka Weglowa S.A. *	59,165
2,767	Polski Koncern Naftowy ORLEN S.A.	89,741
24,043	Polskie Gornictwo Naftowe i Gazownictwo S.A.	47,146

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Poland (Continued)
9,034	Powszechny Zaklad Ubezpieczen S.A.	$123,517
51,549	Tauron Polska Energia S.A. *	46,689
		502,219
	Qatar – 0.5%
5,423	Barwa Real Estate Co.	56,598
3,414	Masraf Al Rayan QSC	37,881
3,592	Ooredoo QSC	94,215
900	Qatar Industrial Manufacturing Co. QSC	10,876
7,971	Salam International Investment Ltd. QSC	15,347
		214,917
	Russia – 3.3%
1,764,000	ENEL RUSSIA PJSC	50,993
10,438	Etalon Group Ltd. - GDR	33,402
25,400	Gazprom Neft PJSC	126,112
26,538	Gazprom PJSC - ADR	133,486
304,000	Inter RAO UES PJSC	20,496
777	Lukoil PJSC - ADR	51,297
25,400	Magnitogorsk Iron & Steel OJSC	20,609
8,900	Mobile TeleSystems PJSC - ADR	108,046
32,000	Protek PJSC	64,327
17,120	Rostelecom PJSC	20,405
106,720	Sberbank of Russia PJSC	502,151
249,700	Surgutneftegas OJSC	127,664
276	VSMPO-AVISMA Corp. PJSC	85,530
		1,344,518
	South Africa – 6.7%
130,013	Alexander Forbes Group Holdings Ltd.	76,715
1,692	Aspen Pharmacare Holdings Ltd.	38,664
13,382	Astral Foods Ltd.	267,724
18,432	Barclays Africa Group Ltd.	280,223
17,226	Blue Label Telecoms Ltd.	19,776
36,911	Delta Property Fund Ltd. - REIT	19,536
18,484	Emira Property Fund Ltd. - REIT	23,077
5,299	Exxaro Resources Ltd.	64,015
3,486	Imperial Holdings Ltd.	83,572
4,317	Kumba Iron Ore Ltd.	130,870
377,577	Merafe Resources Ltd.	52,909
21,238	Metair Investments Ltd.	38,133
38,040	MMI Holdings Ltd./South Africa	72,796
2,906	Naspers Ltd. - N Shares	829,752
26,041	Raubex Group Ltd.	46,778
6,930	Reunert Ltd.	43,670

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	South Africa (Continued)
10,200	RMB Holdings Ltd.	$67,849
1,921	Sasol Ltd.	69,259
13,521	Standard Bank Group Ltd.	229,027
34,443	Stenprop Ltd.	54,370
41,028	Telkom S.A. SOC Ltd.	178,536
		2,687,251
	South Korea – 13.8%
986	Aekyung Petrochemical Co., Ltd.	17,221
194	Celltrion, Inc. *	57,295
2,653	Chongkundang Holdings Corp. *	194,283
50	CJ CheilJedang Corp. *	16,786
505	Com2uSCorp	68,903
219	Cuckoo Holdings Co., Ltd. *	20,180
274	Daelim Industrial Co., Ltd. *	20,861
6,217	Eugene Corp. *	37,552
1,967	F&F Co., Ltd. *	85,101
861	GS Holdings Corp. *	55,957
3,752	Hana Financial Group, Inc.	183,059
1,580	Hanwha Chemical Corp. *	52,082
4,512	Hitejinro Holdings Co., Ltd. *	43,309
1,875	Huvis Corp. *	20,895
584	Hyundai Development Co.-Engineering & Construction	24,227
17,620	Hyundai Hy Communications & Network Co., Ltd. *	71,612
919	Hyundai Marine & Fire Insurance Co., Ltd. *	39,889
267	Hyundai Robotics Co., Ltd. *	114,266
1,338	Industrial Bank of Korea *	20,862
2,176	Jahwa Electronics Co., Ltd. *	52,778
1,350	Jeju Air Co., Ltd. *	48,799
4,100	KB Financial Group, Inc. - ADR *	256,947
18,222	Korea Real Estate Investment & Trust Co., Ltd. *	56,141
2,400	KT Corp. - ADR *	35,880
2,440	LF Corp. *	78,260
1,542	LG Corp. *	128,663
2,062	LG Electronics, Inc.	197,926
5,159	LG Uplus Corp.	69,086
195	Lotte Chemical Corp. *	76,696
932	LOTTE Himart Co., Ltd. *	67,204
3,051	Meritz Financial Group, Inc. *	47,143
2,299	Meritz Fire & Marine Insurance Co., Ltd.	53,608
4,655	NH Investment & Securities Co., Ltd. *	73,235
4,328	Orion Holdings Corp. *	110,444
2,100	POSCO - ADR *	187,908
1,903	PSK, Inc. *	43,661

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	South Korea (Continued)
1,349	S&T Motiv Co., Ltd. *	$62,406
3,484	Samjin Pharmaceutical Co., Ltd. *	130,995
691	Samsung Electronics Co., Ltd.	1,614,501
1,418	SFA Engineering Corp. *	51,323
3,600	Shinhan Financial Group Co., Ltd. - ADR *	177,156
382	Shinyoung Securities Co., Ltd.	21,929
369	SK Holdings Co., Ltd. *	110,059
5,173	SK Hynix, Inc.	356,057
541	SK Innovation Co., Ltd.	103,605
3,200	SK Telecom Co., Ltd. - ADR	88,064
7,939	Sunjin Co., Ltd. *	126,388
		5,571,202
	Taiwan – 11.4%
8,000	A-DATA Technology Co., Ltd.	19,735
260,000	AU Optronics Corp.	123,999
12,000	Catcher Technology Co., Ltd.	137,517
51,000	Cathay Financial Holding Co., Ltd.	95,541
4,000	Chang Wah Electromaterials, Inc.	20,037
11,000	Chicony Electronics Co., Ltd.	28,986
6,000	Chilisin Electronics Corp.	20,010
126,000	China Bills Finance Corp.	67,225
37,080	China General Plastics Corp.	42,811
7,000	Chlitina Holding Ltd.	34,345
11,000	Coretronic Corp.	14,455
256,000	CTBC Financial Holding Co., Ltd.	187,089
108,833	Evergreen Marine Corp. Taiwan Ltd. *	64,414
16,000	Far EasTone Telecommunications Co., Ltd.	41,722
5,000	FLEXium Interconnect, Inc.	19,042
43,000	Formosa Advanced Technologies Co., Ltd.	46,621
27,000	Formosa Chemicals & Fibre Corp.	100,976
34,000	Formosan Union Chemical	21,231
30,280	Foxconn Technology Co., Ltd.	86,646
6,000	General Interface Solution Holding Ltd.	44,672
49,000	Grand Pacific Petrochemical	48,335
29,000	Hannstar Board Corp.	20,099
70,000	Hey Song Corp.	74,934
5,000	Hiroca Holdings Ltd.	19,214
224,000	Innolux Corp.	105,677
42,000	Inventec Corp.	34,297
9,000	ITEQ Corp.	19,207
19,000	King Yuan Electronics Co., Ltd.	19,655
62,000	King's Town Bank Co., Ltd.	88,813
85,500	Lien Hwa Industrial Corp.	110,742

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Taiwan (Continued)
22,000	Macronix International *	$34,496
40,000	Nanya Technology Corp.	108,971
207,869	O-Bank Co., Ltd.	64,118
21,000	Oriental Union Chemical Corp.	21,508
5,000	Phison Electronics Corp.	51,123
4,000	Pixart Imaging, Inc.	19,008
88,000	Pou Chen Corp.	118,358
41,000	Powertech Technology, Inc.	133,358
132,000	Prince Housing & Development Corp.	57,065
28,000	Qisda Corp.	20,415
22,000	Radiant Opto-Electronics Corp.	55,858
164,000	Shin Kong Financial Holding Co., Ltd.	60,208
32,000	Systex Corp.	65,767
120,006	Taichung Commercial Bank Co., Ltd.	41,587
11,000	Taiwan Mobile Co., Ltd.	42,082
24,600	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,114,626
11,000	TPK Holding Co., Ltd. *	39,251
15,000	Transcend Information, Inc.	43,386
6,000	Tripod Technology Corp.	19,351
26,000	Unitech Printed Circuit Board Corp. *	20,741
20,000	United Integrated Services Co., Ltd.	40,692
253,000	United Microelectronics Corp.	123,698
33,000	UPC Technology Corp.	20,833
11,000	Wah Lee Industrial Corp.	21,588
104,000	Walsin Lihwa Corp.	59,769
44,000	Winbond Electronics Corp.	35,704
8,000	Yageo Corp.	106,226
46,000	YFY, Inc. *	21,465
375,000	Yuanta Financial Holding Co., Ltd.	180,131
5,000	Yulon Nissan Motor Co., Ltd.	45,376
12,000	Zhen Ding Technology Holding Ltd.	27,503
		4,572,309
	Thailand – 2.2%
6,000	Advanced Info Service PCL	36,877
270,300	GFPT PCL	115,646
18,600	Glow Energy PCL	50,627
14,800	Hana Microelectronics PCL	20,083
42,100	Indorama Ventures PCL	75,275
253,900	IRPC PCL	59,584
1,300	Kang Yong Electric PCL	19,840
33,200	Kiatnakin Bank PCL	86,657
135,700	PCS Machine Group Holding PCL	35,311
25,200	PTT Global Chemical PCL	77,443

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Thailand (Continued)
7,900	PTT PCL	$124,100
22,400	Saha-Union PCL	32,184
21,500	Thai Oil PCL	70,362
8,200	Thai Stanley Electric PCL	59,432
53,000	Thaicom PCL	19,799
		883,220
	Turkey – 1.3%
17,411	Eczacibasi Yatirim Holding Ortakligi A.S.	51,956
69,567	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	87,593
21,710	Eregli Demir ve Celik Fabrikalari TAS	57,502
51,442	Is Gayrimenkul Yatirim Ortakligi A.S. - REIT	19,857
4,446	TAV Havalimanlari Holding A.S.	26,203
14,005	Tekfen Holding A.S.	60,470
1,262	Tupras Turkiye Petrol Rafinerileri A.S.	38,768
15,492	Turk Hava Yollari AO *	67,962
27,032	Turkiye Garanti Bankasi A.S.	88,437
10,288	Turkiye Vakiflar Bankasi TAO	20,622
		519,370
	United Arab Emirates – 0.5%
43,379	DAMAC Properties Dubai Co. PJSC	39,564
93,315	Dubai Islamic Bank PJSC	154,975
		194,539
	Total Common Stocks (Cost $29,605,219)	38,808,456

	Preferred Stocks – 3.3%
	Brazil – 2.0%
18,900	Banco do Estado do Rio Grande do Sul S.A.	99,068
5,300	Cia Paranaense de Energia - Preference	40,773
135,565	Itausa - Investimentos Itau S.A. - Preference	563,790
11,300	Jereissati Participacoes S.A. - Preference	81,044
		784,675
	Russia – 0.4%
278,200	Surgutneftegas OAO - Preference	146,912

	South Korea – 0.9%
200	LG Chem Ltd. - Preference	46,355
163	Samsung Electronics Co., Ltd. - Preference	321,924
		368,279
	Total Preferred Stocks (Cost $917,416)	1,299,866

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Short-Term Investments – 0.8%
$333,550	UMB Money Market Fiduciary	$333,550

	Total Short-Term Investments (Cost $333,550)	333,550

	Total Investments – 100.6% (Cost $30,856,185)	40,441,872
	Liabilities in Excess of Other Assets – (0.6)%	(237,622)

	Total Net Assets – 100.0%	$40,204,250

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $334,937 which represents 0.8% of Net Assets.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.3%
	Australia – 6.3%
159,403	carsales.com Ltd.	$1,926,708
36,909	Cedar Woods Properties Ltd.	186,478
63,148	Centuria Industrial REIT	127,212
489,872	CSR Ltd.	1,989,488
611,520	Donaco International Ltd.	155,221
378,984	Downer EDI Ltd.	2,052,194
63,421	Estia Health Ltd.	174,267
43,081	HT&E Ltd.	58,842
308,026	Inghams Group Ltd.	833,979
42,275	JB Hi-Fi Ltd.	995,728
168,408	Link Administration Holdings Ltd.	1,213,189
88,120	McMillan Shakespeare Ltd.	1,246,177
561,444	Metcash Ltd.	1,447,720
153,706	Mineral Resources Ltd.	2,330,981
404,292	MYOB Group Ltd.	1,110,907
969,335	Nine Entertainment Co. Holdings Ltd.	1,312,234
39,006	Perpetual Ltd.	1,646,361
111,629	Sandfire Resources NL	646,747
209,193	Super Retail Group Ltd.	1,476,656
169,195	Virtus Health Ltd.	714,409
432,121	Whitehaven Coal Ltd. *	1,720,127
		23,365,625
	Austria – 0.8%
24,673	EVN A.G.	505,468
3,289	Kapsch TrafficCom A.G.	198,059
48,886	S IMMO A.G.	914,109
144,936	Telekom Austria A.G. *	1,401,852
		3,019,488
	Belgium – 1.5%
982	Ackermans & van Haaren N.V.	183,012
84,355	AGFA-Gevaert N.V. *	423,765
902	Barco N.V.	111,322
2,446	Befimmo S.A. - REIT	165,213
4,651	bpost S.A.	154,648
3,475	Cie d'Entreprises CFE	502,223
18,748	D'ieteren S.A.	874,783
2,913	Elia System Operator S.A.	179,033
7,163	EVS Broadcast Equipment S.A.	268,590
128,377	Fagron *	1,812,325
30,598	Orange Belgium S.A.	646,608
8,361	Recticel S.A.	99,037
		5,420,559

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Denmark – 1.1%
80,409	Alm Brand A/S	$991,279
6,411	Dfds A/S	384,585
47,507	GN Store Nord A/S	1,602,455
19,869	Matas A/S	249,253
21,300	PER Aarsleff A/S - Class B	731,971
15,158	TORM PLC	123,272
		4,082,815
	Finland – 1.7%
10,953	Atria OYJ	169,177
41,194	Cramo OYJ	1,004,532
131,884	Finnair OYJ	1,596,560
162,568	Outokumpu OYJ	1,392,748
129,809	Ramirent OYJ	1,303,086
151,922	Technopolis OYJ	764,892
50	Tieto OYJ	1,738
		6,232,733
	France – 4.2%
146,068	Air France-KLM *	2,268,824
4,152	Boiron S.A.	363,442
2,514	Bonduelle SCA	132,505
10,818	Cie des Alpes	467,428
76,266	Coface S.A. *	856,028
106,025	Derichebourg S.A.	1,063,673
6,070	Elis S.A.	169,574
8,747	Eramet *	1,233,746
21	Euronext N.V. [1]	1,424
22,428	Faurecia	2,015,568
20,759	Gaztransport Et Technigaz S.A.	1,436,943
5,609	Guerbet	559,925
13,902	Jacquet Metal Service	516,103
7,914	LNA Sante S.A.	541,422
4,122	Mersen	201,136
29,744	Neopost S.A.	886,337
19,960	Plastivaloire	455,011
55,006	Rallye S.A.	1,010,788
7,574	Sopra Steria Group	1,537,558
200	Synergie S.A.	11,919
		15,729,354
	Germany – 4.9%
56,266	ADLER Real Estate A.G. *	904,001
1,906	Bijou Brigitte A.G.	118,326
13,077	CECONOMY A.G.	188,102

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Germany (Continued)
6,341	CENTROTEC Sustainable A.G.	$120,458
24,512	Deutsche Beteiligungs A.G.	1,512,598
20,962	Deutsche Pfandbriefbank A.G. [1]	387,019
98,671	Deutz A.G.	915,163
83,281	DIC Asset A.G.	1,069,190
3,640	Draegerwerk A.G. & Co. KGaA	277,497
37,749	Elmos Semiconductor A.G.	1,117,847
24,865	Gerresheimer A.G.	2,170,362
10,105	Grand City Properties S.A.	245,536
9,558	H&R GmbH & Co. KGaA *	169,229
35,050	Kloeckner & Co. S.E.	464,345
9,998	Leoni A.G.	767,912
1,946	Rheinmetall A.G.	275,204
25,912	Salzgitter A.G.	1,563,600
17,585	Siltronic A.G. *	2,914,822
2,000	Sixt S.E.	206,357
17,804	Software A.G.	964,475
7,355	Surteco S.E.	251,133
93,732	VERBIO Vereinigte BioEnergie A.G.	857,135
21,084	Zeal Network S.E.	654,457
		18,114,768
	Hong Kong – 1.9%
49,000	Chong Hing Bank Ltd.	106,234
2,065,000	CITIC Telecom International Holdings Ltd.	622,982
6,140,000	CSI Properties Ltd.	384,599
7,824,000	Emperor Capital Group Ltd.	650,108
1,153,100	Emperor International Holdings Ltd.	406,836
157,100	Far East Consortium International Ltd.	90,974
2,604,000	GCL New Energy Holdings Ltd. *	189,740
154,000	Giordano International Ltd.	78,745
492,700	IT Ltd.	228,000
902,000	K Wah International Holdings Ltd.	649,170
140,000	Kowloon Development Co., Ltd.	149,974
2,723,400	Shun Tak Holdings Ltd.	1,173,234
725,000	Sun Hung Kai & Co., Ltd.	473,590
1,168,500	VSTECS Holdings Ltd.	619,898
11,300	VTech Holdings Ltd.	156,296
744,000	Xinyi Glass Holdings Ltd. *	1,131,783
		7,112,163
	Ireland – 0.7%
62,497	Dalata Hotel Group PLC *	453,945
66,582	Green REIT PLC	131,610
37,513	Hibernia REIT PLC	71,356

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Ireland (Continued)
510,636	Irish Residential Properties REIT PLC	$951,023
13,202	Kingspan Group PLC	609,777
679	Paddy Power Betfair PLC	78,742
12,561	Smurfit Kappa Group PLC	440,742
		2,737,195
	Israel – 1.8%
24,585	Discount Investment Corp. Ltd.	103,025
157,673	Harel Insurance Investments & Financial Services Ltd.	1,304,874
616,427	Migdal Insurance & Financial Holding Ltd.	740,880
9,533	Norstar Holdings, Inc.	187,086
5,600	Orbotech Ltd. *	298,256
110,837	Shufersal Ltd.	798,962
15,100	SodaStream International Ltd. *	1,187,313
56,230	Tower Semiconductor Ltd. *	1,963,347
		6,583,743
	Italy – 4.4%
771,013	A2A S.p.A.	1,479,993
51,937	ACEA S.p.A.	1,003,402
228,893	Anima Holding S.p.A. [1]	1,919,757
217,191	Astaldi S.p.A.	741,588
57,059	Banca Generali S.p.A.	2,136,701
216,627	Cairo Communication S.p.A.	1,000,562
285,526	CIR-Compagnie Industriali Riunite S.p.A.	414,073
61,646	Credito Emiliano S.p.A.	596,253
588,390	GEDI Gruppo Editoriale S.p.A. *	466,095
624,176	Immobiliare Grande Distribuzione SIIQ S.p.A. - REIT	728,489
284,173	Iren S.p.A.	920,898
9,586	La Doria S.p.A.	183,055
313,817	Maire Tecnimont S.p.A.	1,636,493
41,058	OVS S.p.A. [1]	304,341
334,223	Saras S.p.A.	729,946
77,933	Societa Iniziative Autostradali e Servizi S.p.A.	1,466,929
85,368	Sogefi S.p.A. *	426,522
61,971	Unione di Banche Italiane S.p.A.	321,012
		16,476,109
	Japan – 30.4%
13,550	Achilles Corp.	287,706
826	AEON REIT Investment Corp.	904,159
102,800	Aichi Corp.	753,321
8,000	AOI Electronics Co., Ltd.	418,430
118,100	AOKI Holdings, Inc.	1,787,132
39,300	Arcs Co., Ltd.	912,572

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
22,900	Asahi Holdings, Inc.	$453,721
9,400	Avex Group Holdings, Inc.	140,178
11,400	Belc Co., Ltd.	655,785
34,600	Canon Electronics, Inc.	898,833
7,000	Chori Co., Ltd.	125,868
25,500	Chudenko Corp.	735,779
15,900	Cleanup Corp.	126,565
23,800	cocokara fine, Inc.	1,421,416
13,012	Corona Corp.	164,483
11,800	Cosmo Energy Holdings Co., Ltd.	462,077
4,600	Daido Steel Co., Ltd.	271,357
27,000	Daikyonishikawa Corp.	438,994
19,100	Daiwabo Holdings Co., Ltd.	848,539
27,000	Denka Co., Ltd.	1,074,608
40,800	DIC Corp.	1,607,035
28,100	DTS Corp.	1,025,726
12,400	Eagle Industry Co., Ltd.	244,774
13,800	EDION Corp.	176,340
4,629	Ehime Bank Ltd.	58,175
20,700	Elematec Corp.	504,749
16,600	Exedy Corp.	580,095
103,600	F@N Communications, Inc.	839,846
8,200	FCC Co., Ltd.	219,328
47,000	Fuji Machine Manufacturing Co., Ltd.	990,199
19,356	Fuji Pharma Co., Ltd.	726,049
6,000	Fuso Pharmaceutical Industries Ltd.	156,142
26,700	Futaba Industrial Co., Ltd.	255,334
52,000	Godo Steel Ltd.	1,066,960
32,200	Goldcrest Co., Ltd.	712,901
67,300	GungHo Online Entertainment, Inc.	193,571
185,795	Gunma Bank Ltd.	1,118,140
12,700	Hakuto Co., Ltd.	227,779
147,400	Haseko Corp.	2,300,720
232	Heiwa Real Estate REIT, Inc.	213,363
9,000	Hibiya Engineering Ltd.	186,232
24,200	Hitachi Capital Corp.	666,126
64,900	Hosiden Corp.	1,076,614
35,100	IBJ Leasing Co., Ltd.	920,503
1,245	Ichigo Office REIT Investment	934,007
68,200	Inabata & Co., Ltd.	1,033,901
1,560	Invesco Office J-REIT, Inc.	1,774,773
2,322	Invincible Investment Corp. - REIT	1,076,241
35,600	Itochu Enex Co., Ltd.	332,619
19,000	J-Oil Mills, Inc.	682,239

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
19,500	Jafco Co., Ltd.	$1,103,875
56,000	Japan Aviation Electronics Industry Ltd.	939,232
1,671	Japan Hotel REIT Investment Corp.	1,238,288
12,000	Japan Pulp & Paper Co., Ltd.	466,062
213,700	Japan Securities Finance Co., Ltd.	1,274,331
13,800	K's Holdings Corp.	384,913
30,500	Kaga Electronics Co., Ltd.	835,349
31,100	Kaken Pharmaceutical Co., Ltd.	1,629,495
23,166	Kamei Corp.	376,020
25,100	Kanamoto Co., Ltd.	773,670
64,140	Kanematsu Corp.	874,823
17,824	Kasai Kogyo Co., Ltd.	285,720
17,100	Keihin Corp.	354,155
30,300	Kumagai Gumi Co., Ltd.	854,850
165,649	Kurabo Industries Ltd.	535,624
31,061	Kyokuto Kaihatsu Kogyo Co., Ltd.	541,441
42,700	Kyowa Exeo Corp.	1,106,124
141,400	Leopalace21 Corp.	1,172,181
47,200	Macnica Fuji Electronics Holdings, Inc.	1,303,545
78,000	Makino Milling Machine Co., Ltd.	876,669
38,700	Maxell Holdings Ltd.	891,195
685	MCUBS MidCity Investment Corp. - REIT	491,930
16,700	Mie Bank Ltd.	369,428
4,321	Ministop Co., Ltd.	90,402
58,100	Mirait Holdings Corp.	856,306
28,000	Mitsubishi Shokuhin Co., Ltd.	833,562
30,200	Mitsubishi Steel Manufacturing Co., Ltd.	777,338
29,300	Mitsui Home Co., Ltd.	192,166
23,600	Mitsui Sugar Co., Ltd.	1,004,140
14,120	Miyazaki Bank Ltd.	455,922
21,100	Morinaga Milk Industry Co., Ltd.	993,441
56,500	Nagase & Co., Ltd.	1,027,320
4,080	NEC Capital Solutions Ltd.	84,612
23,686	NEC Networks & System Integration Corp.	633,102
53,300	NHK Spring Co., Ltd.	591,246
13,000	Nippo Corp.	297,820
26,200	Nippon Chemi-Con Corp.	886,773
94,100	Nippon Denko Co., Ltd.	441,323
23,454	Nippon Koei Co., Ltd.	774,495
279,500	Nippon Light Metal Holdings Co., Ltd.	821,833
551	NIPPON REIT Investment Corp.	1,680,709
14,200	Nippon Road Co., Ltd.	781,735
20,800	Nippon Steel & Sumikin Bussan Corp.	1,274,636
184,100	Nippon Suisan Kaisha Ltd.	978,089

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
81,600	Nishi-Nippon Financial Holdings, Inc.	$1,066,623
35,800	Nishimatsu Construction Co., Ltd.	1,016,580
19,380	Nishio Rent All Co., Ltd.	625,763
37,600	Nisshin Oillio Group Ltd.	1,133,132
79,300	Nisshinbo Holdings, Inc.	1,124,452
6,546	Nissin Corp.	174,128
11,805	Nitto Boseki Co., Ltd.	353,599
19,400	Okumura Corp.	837,877
14,300	Organo Corp.	472,213
29,900	Paramount Bed Holdings Co., Ltd.	1,574,837
55,400	Penta-Ocean Construction Co., Ltd.	425,763
27,700	Press Kogyo Co., Ltd.	175,583
23,000	Pressance Corp.	329,504
134,000	Prima Meat Packers Ltd.	914,445
16,729	Proto Corp.	252,077
38,000	Qol Co., Ltd.	753,595
81,800	Raito Kogyo Co., Ltd.	926,872
7,300	Riken Corp.	413,914
2,600	Ryosan Co., Ltd.	99,551
49,100	Ryoyo Electro Corp.	870,280
3,300	Sakai Chemical Industry Co., Ltd.	92,649
20,400	Sanoh Industrial Co., Ltd.	162,385
4,600	Sanyo Special Steel Co., Ltd.	116,338
84,500	Shikoku Electric Power Co., Inc.	953,595
10,800	Shinko Shoji Co., Ltd.	209,827
35,300	Showa Corp.	441,371
10,200	Sinanen Holdings Co., Ltd.	242,924
12,300	SKY Perfect JSAT Holdings, Inc.	58,024
14,000	Sogo Medical Co., Ltd.	839,974
204,900	Sojitz Corp.	660,665
14,600	Starzen Co., Ltd.	739,562
43,300	Sumitomo Densetsu Co., Ltd.	911,850
21,700	Sumitomo Forestry Co., Ltd.	372,699
122,780	Sumitomo Mitsui Construction Co., Ltd.	698,419
49,277	Sumitomo Rubber Industries Ltd.	955,564
26,500	Taihei Dengyo Kaisha Ltd.	681,859
26,500	Taiho Kogyo Co., Ltd.	401,979
72,500	Taiyo Yuden Co., Ltd.	1,220,619
7,200	Takamatsu Construction Group Co., Ltd.	204,782
13,900	Takasago Thermal Engineering Co., Ltd.	262,288
150,000	Tatsuta Electric Wire and Cable Co., Ltd.	1,103,325
1,500	Toei Animation Co., Ltd.	143,858
8,680	Toenec Corp.	260,392
67,100	Tokai Carbon Co., Ltd.	971,742

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
11,376	Tokai Corp.	$277,496
23,000	Tokai Rika Co., Ltd.	497,628
5,900	Token Corp.	677,714
35,200	Tokuyama Corp.	1,115,618
25,400	Tokyu Construction Co., Ltd.	275,475
5,900	Topy Industries Ltd.	191,587
76,000	Tosoh Corp.	1,740,405
23,300	Towa Pharmaceutical Co., Ltd.	1,314,720
30,078	Toyo Construction Co., Ltd.	171,646
62,000	Toyo Ink SC Holdings Co., Ltd.	376,532
2,400	Toyo Kanetsu KK	94,971
30,000	Toyo Tire & Rubber Co., Ltd.	636,988
19,600	TS Tech Co., Ltd.	837,538
107,300	TSI Holdings Co., Ltd.	758,776
61,000	Tsubakimoto Chain Co.	512,384
41,100	Ube Industries Ltd.	1,223,550
19,300	Unipres Corp.	511,096
36,300	Vital KSK Holdings, Inc.	321,869
69,600	Wakita & Co., Ltd.	860,038
33,500	Warabeya Nichiyo Co., Ltd.	858,290
41,200	Yellow Hat Ltd.	1,241,623
47,500	Yokogawa Bridge Holdings Corp.	1,220,024
41,208	Yokohama Reito Co., Ltd.	421,630
19,500	Yorozu Corp.	420,651
69,891	Yurtec Corp.	568,501
22,200	Zenkoku Hosho Co., Ltd.	1,037,098
		113,349,220
	Netherlands – 2.6%
58,587	ASR Nederland N.V.	2,560,545
19,755	BE Semiconductor Industries N.V.	1,900,934
223,908	Koninklijke BAM Groep N.V.	1,096,187
22,015	NSI N.V. - REIT	973,099
45,875	Philips Lighting N.V. [1]	1,805,609
30,825	Wereldhave N.V. - REIT	1,531,299
		9,867,673
	New Zealand – 0.8%
552,516	Air New Zealand Ltd.	1,254,145
192,896	Chorus Ltd.	586,407
69,432	Infratil Ltd.	166,301
26,440	Metlifecare Ltd.	120,811
351,434	SKY Network Television Ltd.	753,683
		2,881,347

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Norway – 2.2%
27,310	Aker BP A.S.A.	$790,013
53,663	Atea A.S.A. *	832,557
143,046	Austevoll Seafood A.S.A.	1,124,491
323,828	B2Holding A.S.A.	832,579
105,083	Evry A.S. * 1	436,204
219,606	Leroy Seafood Group A.S.A.	1,119,552
1,000	SpareBank 1 Nord Norge	8,432
123,311	SpareBank 1 SMN	1,398,044
28,383	Stolt-Nielsen Ltd.	382,176
159,061	Wallenius Wilhelmsen Logistics *	1,324,666
		8,248,714
	Portugal – 0.6%
121,475	Mota-Engil SGPS S.A.	603,303
107,753	NOS SGPS S.A.	733,828
679,963	Sonae SGPS S.A.	1,091,622
		2,428,753
	Singapore – 1.3%
2,128,300	Asian Pay Television Trust	941,008
812,000	Best World International Ltd.	835,646
183,516	Bumitama Agri Ltd.	104,223
291,660	CapitaLand Retail China Trust - REIT	375,747
1,191,400	Frasers Logistics & Industrial Trust - REIT	1,035,368
299,700	Indofood Agri Resources Ltd.	91,386
93,667	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	28,918
953,400	Yanlord Land Group Ltd.	1,344,557
		4,756,853
	Spain – 2.3%
66,339	Atresmedia Corp. de Medios de Comunicacion S.A.	693,125
55,617	CIE Automotive S.A.	1,908,684
12,896	Corp Financiera Alba S.A.	805,399
17,550	Ebro Foods S.A.	432,322
286,331	Ence Energia y Celulosa S.A.	1,839,785
56,222	Euskaltel S.A. [1]	488,644
34,234	Global Dominion Access S.A. * 1	193,188
6,326	Grupo Catalana Occidente S.A.	296,114
22,018	Hispania Activos Inmobiliarios SOCIMI S.A. - REIT	460,645
42,571	Obrascon Huarte Lain S.A. *	262,858
73,552	Papeles y Cartones de Europa S.A.	1,097,703
4,563	Tecnicas Reunidas S.A.	155,461
		8,633,928
	Sweden – 5.3%
9,468	Attendo A.B. [1]	99,908

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Sweden (Continued)
124,114	Bilia A.B. - A Shares	$1,194,691
199,345	Capio A.B. [1]	1,134,611
231,557	Dios Fastigheter A.B.	1,639,726
25,359	Gunnebo A.B.	117,142
142,133	Hemfosa Fastigheter A.B.	1,951,648
48,879	Inwido A.B.	506,785
63,682	JM A.B.	1,435,288
89,069	KappAhl A.B.	377,644
31,905	Klovern A.B. - A Shares	41,704
21,900	Lindab International A.B.	192,878
43,346	Loomis A.B. - Class B	1,732,762
124,627	Mycronic A.B.	1,406,816
153,691	Nobina A.B. [1]	1,090,284
163,786	Peab A.B.	1,405,086
513,736	SAS A.B. *	1,243,283
136,904	Scandic Hotels Group A.B. [1]	1,514,997
427,093	SSAB A.B. *	2,221,129
58,641	Tethys Oil A.B.	471,813
2,378	Wihlborgs Fastigheter A.B.	57,851
		19,836,046
	Switzerland – 4.6%
10,564	ALSO Holding A.G. *	1,557,134
1,304	Autoneum Holding A.G.	431,211
1,326	Bachem Holding A.G.	200,866
14,270	BKW A.G.	910,655
14,695	Bobst Group S.A.	1,926,074
5,248	Cembra Money Bank A.G. *	517,865
2,000	Feintool International Holding A.G. *	277,181
25,049	Galenica A.G. * 1	1,264,829
119,383	GAM Holding A.G. *	2,241,958
532	Georg Fischer A.G.	770,451
307	Gurit Holding A.G. *	343,676
17,234	Implenia A.G.	1,250,706
45,883	Kudelski S.A.	576,742
23,134	Landis+Gyr Group A.G. *	1,913,749
4,128	Orior A.G.	334,835
242	Rieter Holding A.G. *	64,634
5,532	Siegfried Holding A.G. *	1,982,082
252	St. Galler Kantonalbank A.G.	141,324
2,438	Sunrise Communications Group A.G. * 1	229,185
80	Vetropack Holding A.G.	160,722
		17,095,879

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	United Kingdom – 17.9%
25,579	Aggreko PLC	$292,944
13,439	Barratt Developments PLC	111,664
52,250	Bellway PLC	2,463,755
6,305	Berkeley Group Holdings PLC	355,042
239,966	Biffa PLC [1]	816,014
189,774	Britvic PLC	1,979,114
199,908	Central Asia Metals PLC	851,518
81,487	Clinigen Group PLC	1,270,378
226,351	CMC Markets PLC [1]	511,644
261,070	Crest Nicholson Holdings PLC	1,873,788
19,523	CVS Group PLC	342,893
19,288	Dart Group PLC	187,321
663,416	Debenhams PLC	282,585
43,585	EMIS Group PLC	463,512
211,071	Equiniti Group PLC [1]	812,157
40,273	esure Group PLC	137,007
391,375	Evraz PLC	2,065,513
595,989	Ferrexpo PLC	2,468,408
789,557	Firstgroup PLC *	1,163,652
80,282	Forterra PLC [1]	324,297
128,894	Galliford Try PLC	1,998,470
34,285	Go-Ahead Group PLC	786,175
295,714	Gocompare.Com Group PLC	487,048
16,802	GVC Holdings PLC	221,148
89,319	Halfords Group PLC	431,186
699,646	Hansteen Holdings PLC - REIT	1,410,617
397,077	Hastings Group Holdings PLC [1]	1,658,669
223,905	Highland Gold Mining Ltd.	476,549
139,221	Hikma Pharmaceuticals PLC	1,911,497
132,670	IG Group Holdings PLC	1,456,111
13,855	Inchcape PLC	142,524
299,952	International Personal Finance PLC	844,959
44,262	iomart Group PLC	238,812
41,929	John Menzies PLC	410,181
18,401	John Wood Group PLC	169,248
20,761	Jupiter Fund Management PLC	174,389
14,437	KAZ Minerals PLC *	167,759
73,325	Keller Group PLC	1,039,022
28,562	Kier Group PLC	427,031
626,867	Laird PLC	1,113,461
211,873	Lookers PLC	275,859
65,251	Man Group PLC	201,228
19,322	Micro Focus International PLC	589,838
112,777	Mitchells & Butlers PLC	411,845

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	United Kingdom (Continued)
50,479	N Brown Group PLC	$144,205
195,227	National Express Group PLC	1,016,189
361,876	NewRiver REIT PLC	1,543,997
243,530	Northgate PLC	1,403,850
260,100	OneSavings Bank PLC	1,474,257
10,490	Oxford Instruments PLC	137,027
1,447,561	Pan African Resources PLC	262,259
2,183,416	Pendragon PLC	703,728
4,701	Pennon Group PLC	47,965
161,435	Playtech PLC	1,816,287
201,096	Plus500 Ltd.	3,215,023
1,901,431	Premier Oil PLC *	2,232,690
241,957	Redrow PLC	2,057,820
45,633	Restaurant Group PLC	164,442
59,989	RPC Group PLC	724,842
280,793	Safestore Holdings PLC - REIT	1,988,635
90,118	Saga PLC	147,915
145,422	Savills PLC	2,114,328
133,870	Soco International PLC	218,587
8,873	Staffline Group PLC	131,023
121,267	Stagecoach Group PLC	260,338
181,654	Tate & Lyle PLC	1,655,339
171,743	Telford Homes PLC	1,003,440
383,005	Telit Communications PLC	936,440
1,200,928	Thomas Cook Group PLC	2,151,883
37,137	TT Electronics PLC	111,785
57,265	UDG Healthcare PLC	667,130
10,984	UNITE Group PLC	124,297
219,984	Vesuvius PLC	1,880,312
118,932	William Hill PLC	523,483
12,363	Workspace Group PLC - REIT	181,680
		66,858,028
	Total Common Stocks (Cost $309,005,424)	362,830,993

	Preferred Stocks – 0.5%
	Germany – 0.5%
7,137	Draegerwerk A.G. & Co. KGaA	695,623
14,406	Sixt S.E.	1,019,545
1,458	STO S.E. & Co. KGaA	231,716
		1,946,884
	Total Preferred Stocks (Cost $1,454,245)	1,946,884

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Units – 0.9%
	Australia – 0.6%
411,662	Abacus Property Group - REIT	$1,200,819
65,836	Aventus Retail Property Fund Ltd. - REIT	114,590
986,057	Cromwell Property Group - REIT	786,621
		2,102,030
	Singapore – 0.2%
670,800	Ascendas Hospitality Trust - REIT	460,222
623,200	Viva Industrial Trust	458,445
		918,667
	United Kingdom – 0.1%
40,846	Grafton Group PLC	458,452

	Total Units (Cost $3,374,681)	3,479,149

Principal Amount

	Short-Term Investments – 1.8%
$6,499,581	UMB Money Market Fiduciary, 0.01%[2]	6,499,581

	Total Short-Term Investments (Cost $6,499,581)	6,499,581

	Total Investments – 100.5% (Cost $320,333,931)	374,756,607
	Liabilities in Excess of Other Assets – (0.5)%	(1,735,127)

	Total Net Assets – 100.0%	$373,021,480

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $14,992,781 which represents 4.0% of Net Assets.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

Note 1 – Organization

Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes

At January 31, 2018, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$30,862,782	$320,533,773

Gross unrealized appreciation	$10,030,546	$62,121,323
Gross unrealized depreciation	(451,456)	(7,898,489)
Net unrealized appreciation on investments	$9,579,090	$54,222,834

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2018, in valuing the Funds’ assets carried at fair value:

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Brazil	$2,023,286	$-	$-	$2,023,286
Chile	517,355	-	-	517,355
China	11,458,499	-	-	11,458,499
Colombia	269,607	-	-	269,607
Egypt	78,180	-	-	78,180
Greece	145,535	-	-	145,535
Hong Kong	783,406	-	-	783,406
Hungary	27,193	-	-	27,193
India	3,441,772	-	-	3,441,772
Indonesia	1,002,709	-	-	776,712
Malaysia	-	1,015,552	-	1,015,552
Mexico	1,119,474	-	-	1,119,474
Peru	73,033	-	-	73,033
Philippines	416,869	-	-	416,869
Poland	502,219	-	-	502,219
Qatar	214,917	-	-	214,917
Russia	1,344,518	-	-	1,344,518
South Africa	2,632,881	-	-	2,632,881
South Korea	5,571,202	-	-	5,571,202
Taiwan	4,518,750	-	-	4,518,750
Thailand	883,220	-	-	883,220
Turkey	519,370	-	-	519,370
United Arab Emirates	194,539	-	-	194,539
United Kingdom	54,370	-	-	54,370

Preferred Stocks**	1,299,866	-	-	1,299,866
Short-Term Investments	333,550	-	-	333,550
Total Investments	$39,426,320	$1,015,552	$-	$40,441,872

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

International Small Cap Fund	Level 1	Level 2***	Level 3***	Total
Investments
Common Stocks
Australia	$23,365,625	$-	$-	$23,365,625
Austria	3,019,488	-	-	3,019,488
Belgium	5,420,559	-	-	5,420,559
Denmark	4,082,815	-	-	4,082,815
Finland	6,232,733	-	-	6,232,733
France	15,729,354	-	-	15,729,354
Germany	18,114,768	-	-	18,114,768
Hong Kong	7,112,163	-	-	7,112,163
Ireland	2,737,195	-	-	2,737,195
Israel	6,583,743	-	-	6,583,743
Italy	16,476,109	-	-	16,476,109
Japan	113,349,220	-	-	113,349,220
Netherlands	9,867,673	-	-	9,867,673
New Zealand	2,881,347	-	-	2,881,347
Norway	8,248,714	-	-	8,248,714
Portugal	2,428,753	-	-	2,428,753
Singapore	4,756,853	-	-	4,756,853
Spain	8,633,928	-	-	8,633,928
Sweden	19,836,046	-	-	19,836,046
Switzerland	17,095,879	-	-	17,095,879
United Kingdom	66,858,028	-	-	66,858,028
Preferred Stocks**	1,946,884	-	-	1,946,884
Units**	3,479,149	-	-	3,479,149
Short-Term Investments	6,499,581	-	-	6,499,581
Total Investments	$374,756,607	$-	$-	$374,756,607

*	The Emerging Markets Fund held level 3 securities valued at zero at period end.
**	All preferred stocks and units held in the Funds are Level 1 securities. For a detailed break-out by country, please refer to the Schedule of Investments.
***	The International Small Cap Fund did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2017 to January 31, 2018, represented by recognizing the January 31, 2018 market value of securities:

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$270,935	$19,429,097
Transfers out of Level 1	(772,632)	-
Net transfers in (out) of Level 1	$(501,697)	$19,429,097

Transfers into Level 2	$772,632	$-
Transfers out of Level 2	(270,935)	(19,429,097)
Net transfers in (out) of Level 2	$501,697	$(19,429,097)

The Emerging Markets Fund held level 3 securities valued at zero at period end. There was no change in valuation from October 31, 2017.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2018:

	Fair Value	Valuation	Unobservable	Impact to Valuation from an
	January 31, 2018	Methodologies	Input(1)	Increase in Input(2)
Common Stock	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/02/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/02/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/02/18